Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

April 9, 2026

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2332 (the “Fund”)

(File No. 333-293170) (CIK# 2098058)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 8, 2026.

Very truly yours,

Advisors Disciplined Trust 2332

By: Advisors Asset Management, Inc.

By	/s/ ALEX R. MEITZNER
Alex R. Meitzner Senior Vice President